Income Taxes - Summary of Tax Credit Carryforwards (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Disclosure [Line Items]
Net operating loss carryover	$ 454.0	$ 494.6
Tax credit carryover	79.7	75.7
Capital loss carryover	8.6	$ 9.0
Net operating loss carryover valuation allowance	391.6
Tax credit carryover valuation allowance	46.7
Capital loss carryover valuation allowance	8.6
1-5 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	2.4
Tax credit carryover	15.1
Capital loss carryover	1.7
6-10 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	52.4
Tax credit carryover	55.5
11+ Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	276.9
Tax credit carryover	1.6
Indefinite [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	122.3
Tax credit carryover	7.5
Capital loss carryover	$ 6.9